Cash and Cash Equivalents - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 26,208	$ 60,088
Short-term deposits	23,258	21,063
Total cash and cash equivalents	$ 49,466	$ 81,151